Income Taxes - Summary of Major Temporary Differences (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 14,299	$ 13,763
Deferred income tax assets	(3,760)	(3,580)
Net deferred income tax liability	10,539	10,183	$ 10,114	$ 10,220
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	12,647	12,172
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	316	336
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	0	54
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	908	904
Taxable PRT for corporate income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	336	256
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	92	41
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(2,437)	(2,098)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(332)	(356)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(35)	(31)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(36)	(417)
Unrealized foreign exchange loss on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(125)	(39)
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ (795)	$ (639)